EMAIL: SFeldman@olshanlaw.com

DIRECT DIAL: 212.451.2234

May 8, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Property Management Corporation of America Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Property Management Corporation of America, a Delaware corporation (the “Company”), we hereby confidentially submit through EDGAR one complete copy of Confidential Draft Submission No. 2 to the captioned Registration Statement on Form S-1 (the “Registration Statement”), for the registration of 2,000,000 shares of the Company’s common stock, including one complete copy of the exhibits listed therein.

This letter also sets forth the response of the Company to the comments provided by the staff of the Commission in its comment letter, dated April 9, 2014, with respect to Draft Registration Statement on Form S-1 confidentially submitted by the Company on March 12, 2014.

Courtesy copies of this letter and the Draft Registration Statement, together with all exhibits and supplemental information, are being provided directly to the staff for its convenience (attention: Sandra B. Hunter, Esq., Staff Attorney) in the review of the foregoing documents.

To facilitate the staff’s review, the numbered paragraphs below correspond to the numbered paragraphs in the letter of the Commission’s comments. All page numbers referred to in this letter correspond to the page numbers of the Registration Statement.

General

1.	Since you appear to qualify as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

May 8, 2014

Response: The Company has not provided, nor has it authorized anyone to provide on its behalf, written materials to potential investors in reliance on Section 5(d) of the Securities Act. There have not been, nor does the Company expect there to be, research reports about the Company published or distributed by any broker or dealer that is participating, or is expected to participate, in the offering in reliance upon Section 2(a)(3) of the Securities Act.

2.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

Response: The Company does not intend to use in the prospectus any graphics, maps, photographs or related captions or other artwork including logos.

3.	We note your disclosure on page 32 that C. Thomas McMillen and Michael T. Brigante meet each of the conditions listed to conduct this offering as set forth in Rule 3a4-1. We also note your disclosure on page 24 that, since May 2013, Mr. McMillen has served on the board of RCS Capital, a holding company engaged in the wholesale broker-dealer, investment banking and capital markets business. Please provide a detailed legal analysis explaining how each of your executive officers meets each of the conditions set forth in Rule 3a4-1.

Response: We believe that each of C. Thomas McMillen, the Company’s Chairman, President and Chief Executive Officer, and Michael T. Brigante, the Company’s Vice President, Chief Financial Officer, Treasurer and a director, may rely on the Rule 3a4-1 safe harbor. Alternatively, if the staff of the SEC believes that Mr. McMillen may not fully satisfy all of the requirements of Rule 3a4-1 due to his position as a member of the board of directors of RCS Capital Corporation, we believe that his activities in connection with the Company’s proposed initial public offering are such that they would not fall within the definition of “broker.”

Rule 3a4-1

The so-called “issuer exemption” set forth in Rule 3a4-1 under the Securities Exchange Act provides a non-exclusive “safe harbor” from broker-dealer registration for, among other persons, an officer or director of an entity issuing securities. An officer or director would satisfy the conditions of the safe harbor if he:

(1)	does not receive transaction-based compensation,

(2)	performs substantial duties for the issuer other than in connection with transactions in securities,

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(3)	was not a broker-dealer or an associated person of a broker-dealer within the preceding 12 months, and

(4)	does not participate in selling an offering of securities for an issuer more than once every 12 months.

Analysis

(1)          Messrs. McMillen and Brigante will not receive any transaction-based compensation in connection with the Company’s proposed initial public offering. See page 31 of the Registration Statement. Additionally, as indicated on pages 26 and 28 of the Registration Statement, neither individual has received any cash or other compensation for services rendered on behalf of the Company. Messrs. McMillen and Brigante have agreed to work without salary until the Company has a sufficient level of cash flow from operating activities to meet reasonable base salary requirements. This pre-condition will not be satisfied by virtue of the completion of the initial public offering.

(2)          Messrs. McMillen and Brigante founded the Company and serve as the Company’s sole officers and directors. They perform substantial duties for the Company (other than in connection with transactions in securities), including, among other responsibilities, marketing the Company’s real estate management services to property owners, hiring and coordinating work units to perform those services, taking steps to expand operations and services by meeting with subcontractors, business people and similar companies in other parts of Virginia and building up the Company’s legal, accounting and other functions to operate as a public company. Messrs. McMillen and Brigante intend to continue to perform these services following the initial public offering. Neither individual performs broker-dealer or investment banking services with regard to the Company or for any other entity.

(3)          Mr. Brigante is not, nor has been at any time, an associated person of a broker-dealer. We believe that Mr. McMillen should be similarly viewed as not being an associated person of a broker-dealer, as discussed below.

As a factual matter, we understand that RCS Capital Corporation is engaged in the wholesale distribution, investment banking and capital markets businesses, and a research business focused on alternative investments. We also understand that certain current and planned independent subsidiaries of RCS are registered broker-dealers. Based on RCS’s public filings, RCS’s “independent retail advice platform,” consisting of distinct broker-dealer subsidiaries, “will be operated as independent operating subsidiaries under separate brands and management, but with shared back-office and support systems.” See page 17 of RCS’s Form S-4 (Summit) filed on March 25, 2014. Among other materials reviewed, we have reviewed RCS’s Schedule 14C Information Statement filed with the SEC on April 8, 2014, and two Form S-4s, each containing a Joint Proxy Statement/Prospectus and filed on March 25, 2014.

Mr. McMillen joined the board of directors of RCS in May 2013. Mr. McMillen is one of nine directors on the RCS board and is considered to be an “independent director.” Mr. McMillen owns no shares of common stock of RCS. The Executive Chairman and the Chief Executive Officer of RCS, through a holding company, own 92.5% of RCS’s outstanding voting power, according to RCS’s recent Information Statement.

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We believe that Mr. McMillen should not be considered a “person associated with a broker or dealer” under Exchange Act Section 3(a)(18). As stated in the July 26, 2012 Denial of No-Action Request from Joseph M. Furey, Assistant Chief Counsel of the Division of Trading and Markets, to Thomas J. McCabe, “[w]hether a person is an associated person of a broker-dealer is a fact specific question to be determined by the relevant parties, case-by-case, on a basis of a thorough understanding of the facts and circumstances of a particular situation.”

In this instance, Mr. McMillen is not directly involved at all with RCS’s broker-dealer subsidiaries; he is not an officer or director of any RCS broker-dealer or other subsidiaries. Even RCS notes in its recent Information Statement, pursuant to Item 401(e) of Regulation S-K, that Mr. McMillen’s specific qualifications relate to his experience serving as a board member and executive officer of public companies and other institutions and his expertise in U.S. public policy and politics - not broker-dealer matters. Importantly, RCS’s distinct broker-dealer subsidiaries each maintain independent management and operations, according to RCS’s recent Form S-4s, further distancing Mr. McMillen from that business. Indirectly, Mr. McMillen has no control or influence over the operations of the broker-dealer subsidiaries by virtue of being a board member of RCS (except to indirectly vote, in turn, on their directors). Mr. McMillen is only one of nine directors of RCS and has no special relationship with any of the other directors to vote as a block. Additionally, Mr. McMillen is not and has never been a registered representative of a broker-dealer, an investment banker or a stock broker.

Among the reasons for this requirement (3) [that the associated person must not be an associated person of a broker-dealer at the time of sale] discussed in by the SEC in Exchange Act (adopting) Release No. 34-22172 is the potential for abusive sales tactics or confusion of investors stemming from the dual association of the issuer’s agent with a broker-dealer that may recommend the sale of the issuer’s securities. We believe that Mr. McMillen is not at all confused as being a broker or dealer, but instead viewed as a businessman who has taken leadership roles in companies in a variety of non-financial industries. For example, most recently, Mr. McMillen served as the Chairman, President and Chief Executive Officer of Timios National Corp., a national provider of real estate services since July 2011. This company was previously known as Homeland Security Capital Corp., which Mr. McMillen ran in the radiological, nuclear, environmental, disaster relief and electronic security industries from 2005 to July 2011. Mr. McMillen is also better known as a former Congressman, who served three consecutive terms in the U.S. House of Representatives representing the 4th Congressional District of Maryland, and as a star college and professional basketball player, rather than a stock broker.

(4)          We have been advised by Messrs. McMillen and Brigante that they have not participated in selling an offering of securities for any issuer in more than the last 12 months, and have not in the past participated in selling an offering of securities for an issuer more than once every 12 months. Exchange Act (proposing) Release No. 34-13195 notes that this requirement (4) is designed to limit the safe harbor to employees “who are not repetitively involved in the distribution process and thus not ‘in the business’ of distributing securities.” Messrs. McMillen and Brigante have neither repetitively nor continuously been involved in effecting transactions for multiple or even a single issuer.

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Broker

The term “broker” is defined in Section 3(a)(4) of the Exchange Act as “any person engaged in the business of effecting transactions in securities for the account of others,” subject to certain narrow exceptions. While participation in securities transactions at key points in the chain of distribution is generally discussed in SEC guidance, the SEC and its staff have long viewed receipt of transaction-based compensation as a hallmark of being a broker. As mentioned at the beginning of this comment response, Mr. McMillen will not receive transaction-based compensation and, in fact, will not even receive a salary from the Company until operating activities provide sufficient cash flow. Clearly, Mr. McMillen is not being compensated on a commission basis linked to the completion of the proposed initial public offering or the amount of securities sold in the offering.

We note the following additional important factors pointing to Mr. McMillen not being characterized as a broker:

•	He will not be receiving or handling investor funds, which will be directly deposited at Oak View National Bank into an escrow account.

•	He will not be handling or transferring investor securities, which will be managed through the Company’s transfer agent.

•	He will not be “negotiating” transaction terms with any investors as this is a registered public offering with a fixed offering price and other fixed offering terms set forth in a filed prospectus.

•	He does not and will not be holding himself out as providing any securities-related services such as executing trades.

•	He is and will be regularly engaged in running a property management services company and other non-financial businesses, not a stock brokerage firm.

Even if the staff of the SEC believes that Mr. McMillen may not satisfy requirement (3) of Rule 3a4-1 above due to his position as a member of the RCS board of directors, we believe that his activities in connection with the Company’s proposed initial public offering are such that they would not fall within the definition of “broker.”

The SEC noted in the proposing release referenced above that, where employees are not repetitively involved in the distribution process and distributing securities is not part of their regular business, it “may indeed suggest that the persons” are “therefore [not] brokers within the meaning of Section 3(a)(4) [of the Exchange Act].”

Based on the foregoing, it is our view that Mr. McMillen (as well as Mr. Brigante) may rely on the Rule 3a4-1 safe harbor, but, in any event, Mr. McMillen’s planned activities would not subject him to registering as a broker-dealer under Section 15 of the Exchange Act.

Prospectus Summary, page 1

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4.	Please revise your summary to balance your disclosure with an overview of the most significant risks relating to your business and this offering. For example only, please describe briefly your auditor’s opinion that there is substantial doubt about your ability to continue as a going concern. Please also revise to disclose your cumulative net loss.

Response: At the staff’s request, an expanded risk overview has been added to page 1 to provide the ten most significant risks relating to the Company and the offering, including the “going concern” auditor’s opinion and the Company’s cumulative net loss.

5.	We note your disclosure that Mr. McMillen and Mr. Brigante have ownership interests in the two properties that you currently manage. Please revise your disclosure to clarify the ownership interests that Mr. McMillen and Mr. Brigante have in these properties and briefly describe these two properties.

Response: As requested by the staff, on page 1, the Company has clarified the ownership interests that Messrs. McMillen and Brigante have in the Company’s two properties. Further disclosure about their ownership interests and the properties has also been added on pages 2, 7, 17, 21 and 22.

Risk Factors, page 5

“We are an “emerging growth company” under the JOBS Act of 2012…,” page 10

6.	We note your disclosure in this risk factor that you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1). Please revise this risk factor to state that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Please include a similar statement in your critical accounting policy disclosures.

Response: As requested by the staff, the above risk factor has been revised on page 11 as indicated to note that the Company’s financial statements may not be comparable to companies that comply with public company effective dates as to new or revised accounting standards. A similar statement appears on page 20 under “Emerging Growth Company.”

Use of Proceeds, page 13

7.	Please revise your disclosure under this heading to describe what expenses are included under “Working Capital” and to provide greater details as to the approximate amount intended to be used for each such purpose. Please refer to Item 504 of Regulation S-K.

Response: In accordance with Regulation S-K, Item 504, additional disclosure has been added to “Use of Proceeds” on page 13 to describe the expense components of “working capital” and to provide greater detail as to the approximate amount intended to be used for each purpose based on the minimum and maximum offering.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 17

Liquidity and Capital Resources, page 18

8.	Given your auditor’s going concern and your disclosure that you will need to raise additional capital to carry out your business plan, please revise your disclosure to be more specific concerning the sources of your liquidity for the next 12 months. Please revise to disclose an estimate of the amount of capital required to carry out your business plan, how you intend to raise this additional capital and when you intend to raise it. If you plan to issue additional equity, you should disclose your plans to do so. If you plan to incur debt obligations, you should disclose whether you have identified any potential lenders.

Response: In addition to the Company’s existing disclosure under “Cash Requirements” on page 19, the Company has revised “Liquidity and Capital Resources” on page 18 to address the staff’s further concerns with regard to the Company’s future sources of liquidity.

Business, page 21

9.	Please expand to discuss in greater detail your company’s plan of operations for the next 12 months and whether your company has sufficient funds to support operations for the next 12 months. Please provide details of your specific plan of operations, including detailed milestones, the anticipated time frame for beginning and completing each milestone, the estimated expenses associated with each milestone and the expected sources of such funding. Please explain how the company intends to meet each of the milestones if it cannot receive funding.

Response: As requested by the staff, the Company has added a new subsection, “Operational Plan” on page 22, to include milestones, time frames, associated expenses and expected funding for the next 12 months.

10.	We note your disclosure on page 21 that you expect to sign management services agreements with other residential and commercial property owners over the next several months. Please tell us the basis for your statement and revise your disclosure, as appropriate. For example, please tell us if you have already located property owners or if you are currently engaged in discussions with property owners with which you expect sign management services agreements.

Response: In response to the staff’s comment, the Company has indicated on pages 1, 17 and 21 that its expectation to sign other management services agreements is based on current active discussions and outreach to property owners.

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Our Customers, page 22

11.	We note you indicate that you have management services agreements with two customers. Please refer to Item 601(b)(10) and file these agreements as exhibits or tell us why you are not required to do so.

Response: The Company has filed a form of Management Services Agreement. The Company uses this form of agreement with all of its current customers and expects to continue to use this form with future customers. The agreement is substantially identical in all material respects with all customers, except for the customer’s name and property location. The Company believes the form of agreement provides all relevant information to potential investors. A description of the Management Services Agreement appears under the heading “Our Customers” on pages 2 and 22.

Employees, page 23

12.	We note your disclosure that your executive officers are employed on a full-time basis. We further note your disclosure on page 24 that Mr. McMillen is currently employed in varying capacities with Washington Capital Advisors LLC, RCS Capital and Fortress America Acquisition Corp. Please revise to disclose the number of hours per week that Mr. McMillen will devote to Property Management Corporation of America. Please also revise your risk factor section to disclose any conflicts that may arise as a result of employment with several entities, as appropriate.

Response: In response to the staff’s comment, the Company has disclosed on page 26 an approximate percentage of time both Mr. McMillen and Mr. Brigante will devote to the Company’s business. A related risk factor appears on page 7 as to potential conflicts that might arise as a result of time commitments on other business and investment activities.

Please note that Washington Capital Advisors is a “passive” company through which Mr. McMillen makes investments primarily in real estate. Additionally, Mr. McMillen has not been involved with Fortress American Acquisition Corp. since August 2009 (his bio now makes that clear).

Management, page 24

13.	Please expand your disclosure to provide the date when Mr. McMillen commenced employment with Washington Capital Advisors LLC and the date Mr. Brigante commenced employment with Somerset Capital Advisors. Please refer to Item 401(e) of Regulation S-K.

Response: In accordance with Regulation S-K, Item 401(e), the commencement dates for employment for Mr. McMillen with Washington Capital Advisors and for Mr. Brigante with Somerset Capital Advisors have been added to their respective biographical paragraphs on page 24.

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14.	We note your disclosure that Mr. McMillen brings in-depth real estate industry knowledge. Please expand your disclosure, here or elsewhere as appropriate, to describe Mr. McMillen’s experience in the real estate industry.

Response: As requested by the staff, disclosure has been added on page 24 to describe in more detail Mr. McMillen’s real estate industry experience.

15.	We note your disclosure that prior to his position with Complete Wellness Centers, Mr. Brigante served in a variety of senior financial positions with public and private companies. Please revise to describe the senior financial positions and identify the public and private companies with which Mr. Brigante was employed.

Response: As requested by the staff, disclosure has been added on page 24 to describe in more detail Mr. Brigante’s prior senior financial positions and to identify the companies with which he was previously employed.

Legal Proceedings, page 25

16.	We note your disclosure under this heading that no officer or director has been involved in any bankruptcy petition filed against any business of which such person was an executive officer at the time of bankruptcy or within two years prior to that time. We further note your disclosure on page 24 that Mr. McMillen was Chairman and Co-Chief Executive of Secure America Acquisition Corporation (now Ultimate Escapes, Inc.) from October 2007 to October 2009 and then a director and Vice Chairman when the company filed for Chapter 11 bankruptcy protection in September 2010. Please refer to Item 401(f) of Regulation S-K and revise your disclosure accordingly.

Response: The disclosure under “Legal Proceedings” on page 26 has been revised to reflect that Mr. McMillen served in various positions with Secure America Acquisition Corporation (now Ultimate Escapes, Inc.), which filed for Chapter 11 bankruptcy protection in September 2010.

Certain Relationships and Related Party Transactions, page 30

17.	We note your disclosure on page 14 that Mr. McMillen and Mr. Brigante received 9,000,000 shares of common stock valued at a price of $0.0001 per share, or $900 in total. Please revise to disclose under this heading. Please also revise to disclose how the purchase price of $0.0001 per share was determined.

Response: At the request of the staff, disclosure has been added in the first paragraph under “Certain Relationships and Related Party Transactions” on page 30 stating the number of shares purchased and price paid for the shares by Messrs. McMillen and Brigante. The purchase price was determined by the parties based primarily on the then net worth of the Company.

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Part II. Information Not Required in Prospectus, page II-1

Item 16. Exhibits and Financial Statement Schedules, page II-2

18.	Please file all required exhibits as promptly as possible. In addition, we note the exhibit list includes “form of” agreements. Please advise us if you do not intend on filing final, executed agreements prior to effectiveness of the registration statement.

Response: The Company is filing or has filed all exhibits with the Registration Statement, except for the Escrow Agreement (Exhibit 10.2). The only “form of” agreement exhibits are the subscription agreement with investors in the offering (Exhibit 10.1), which will be executed following the effectiveness of the Registration Statement, and the Management Services Agreement (Exhibit 10.3) (see also Comment 11 above), which form is substantially identical in all material respects with all customers and described in the Registration Statement.

19.	Please refer to Item 601 of Regulation S-K and file your Certificate of Incorporation as well as an executed copy of the Secured Promissory Note from Property Management Corporation of America to C. Thomas McMillen.

Response: As required by Regulation S-K, Item 601, the Company’s original Certificate of Incorporation and executed Secured Promissory Note with Mr. McMillen are being filed herewith as Exhibits 3.1 and 10.3, respectively.

General

*          *          *

The Company hereby acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in its filings with the Commission, (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to any filing and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*          *          *

A request for acceleration of the effectiveness of the Registration Statement will be submitted by the Company as soon as the SEC has reviewed this letter and its enclosures and has advised the Company that no further issues remain outstanding. At the time of the request, the Company will furnish a letter acknowledging the SEC’s position with respect to declaration of effectiveness and staff comments. The Company does not expect to rely on Rule 430A. As there is no underwriter involved in the offering, no representations with respect to compliance with Rule 15c2-8 will be made and, in addition, no letter from the Financial Industry Regulatory Authority clearing the underwriting compensation arrangements for the offering will be provided. We believe that all other supplemental information requested by the staff has been provided with this letter.

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Should any member of the Commission’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Amendment, please do not hesitate to contact me (212-451-2234).

Very truly yours,

/s/ Spencer G. Feldman

Spencer G. Feldman

Enclosures

cc:	Sandra B. Hunter, Esq., Staff Attorney
Ms. Shannon Sobotka, Staff Accountant
Jennifer Gowetski, Esq., Senior Counsel
Division of Corporation Finance

Mr. Michael T. Brigante, CFO
Property Management Corporation of America

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